Earnings per Share (Tables)	12 Months Ended
Jun. 30, 2019
Earnings per share [abstract]
Schedule of basic earnings per share

	06.30.19	06.30.18	06.30.17
Profit attributable to equity holders of the Parent	(18,032,555)	13,730,576	(365,758)
Weighted average number of ordinary shares in issue (thousands)	126,014	126,014	126,014
Basic earnings per share	(143.10)	108.96	(2.90)